Segment And Geographic Information (Schedule Of Reportable Segment Information) (Details) $ in Millions	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Oct. 31, 2015 USD ($)	Oct. 31, 2014 USD ($)	Oct. 31, 2015 USD ($) segment	Oct. 31, 2014 USD ($)	Apr. 30, 2015 USD ($) segment	May. 31, 2014 USD ($)	May. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Revenues	$ 667.7	$ 687.2	$ 1,308.4	$ 1,441.3	$ 2,443.4	$ 2,770.0	$ 2,737.8
Cost of revenues	241.7	231.4	472.2	476.5	850.2	943.9	921.7
Direct sales and marketing costs	88.6	98.5	176.6	205.6	338.5	377.1	379.4
Sales margin	$ 337.4	$ 357.3	$ 659.6	$ 759.2	$ 1,254.7	$ 1,449.0	$ 1,436.7
Sales margin %	50.50%	52.00%	50.40%	52.70%	51.40%	52.30%	52.50%
Number of reportable segments | segment			3		3
License [Member]
Segment Reporting Information [Line Items]
Revenues	$ 144.2	$ 133.0	$ 265.2	$ 325.6	$ 479.9	$ 553.4	$ 531.6
Cost of revenues	38.6	27.9	68.7	60.1	105.6	92.1	77.3
Direct sales and marketing costs	88.6	91.3	176.6	198.4	331.3	377.1	379.4
Sales margin	$ 17.0	$ 13.8	$ 19.9	$ 67.1	$ 43.0	$ 84.2	$ 74.9
Sales margin %	11.80%	10.40%	7.50%	20.60%	9.00%	15.20%	14.10%
Maintenance [Member]
Segment Reporting Information [Line Items]
Revenues	$ 354.4	$ 373.3	$ 711.4	$ 747.1	$ 1,333.8	$ 1,467.1	$ 1,442.7
Cost of revenues	63.1	65.3	124.7	131.7	237.7	261.4	254.2
Sales margin	$ 291.3	$ 308.0	$ 586.7	$ 615.4	$ 1,096.1	$ 1,205.7	$ 1,188.5
Sales margin %	82.20%	82.50%	82.50%	82.40%	82.20%	82.20%	82.40%
Consulting [Member]
Segment Reporting Information [Line Items]
Revenues	$ 169.1	$ 180.9	$ 331.8	$ 368.6	$ 629.7	$ 749.5	$ 763.5
Cost of revenues	140.0	138.2	278.8	284.7	506.9	590.4	590.2
Direct sales and marketing costs		7.2		7.2	7.2
Sales margin	$ 29.1	$ 35.5	$ 53.0	$ 76.7	$ 115.6	$ 159.1	$ 173.3
Sales margin %	17.20%	19.60%	16.00%	20.80%	18.40%	21.20%	22.70%